FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2017
Fair value measurement [Abstract]
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
IFRS 13 establishes a hierarchy that categorizes into three levels the inputs to the valuation techniques used to measure fair value by giving the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement.
Levels used in the hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets and liabilities that the Group can access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within level 1 that are observable for the assets or liabilities, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the assets and liabilities.
Assets and liabilities that are measured at fair value on a recurring basis
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2017 and 2016:

		At December 31, 2017
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		647,706	—	—	647,706
Investments and other financial assets - Liberty Shares	17	5,705	—	—	5,705
Current financial assets	20	—	11,686	—	11,686
Total assets		653,411	11,686	—	665,097
Other financial liabilities	20	—	1,444	—	1,444
Total liabilities		—	1,444	—	1,444

		At December 31, 2016
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		457,784	—	—	457,784
Investments and other financial assets - Delta Topco option	17	—	11,967	—	11,967
Current financial assets	20	—	10,388	—	10,388
Total assets		457,784	22,355	—	480,139
Other financial liabilities	20	—	39,638	—	39,638
Total liabilities		—	39,638	—	39,638

There were no transfers between fair value hierarchy levels between 2016 and 2017.
In 2017, the Group exercised the Delta Topco option as a result of the sale of Delta Topco to Liberty Media Corporation, which was completed on January 23, 2017. Therefore the Delta Topco option was derecognized and the Group’s investment in the Liberty Shares and exchangeable notes were recognized. In November 2017 the Liberty exchangeable notes were converted into Liberty Shares.
The fair value of current financial assets and other financial liabilities is related to derivative financial instruments and is measured by taking into consideration market parameters at the balance sheet date, using valuation techniques widely accepted in the financial business environment. In particular, the fair value of forward contracts, currency swaps and interest rate caps is determined by taking the prevailing foreign currency exchange rate and interest rates, as applicable, at the balance sheet date.
The fair value of cash and cash equivalents usually approximates fair value due to the short maturity of these instruments, which consist primarily of bank current accounts.
Assets and liabilities not measured at fair value on a recurring basis
For financial instruments represented by short-term receivables and payables, for which the present value of future cash flows does not differ significantly from carrying value, the Group assumes that carrying value is a reasonable approximation of the fair value. In particular, the carrying amount of current receivables and other current assets and of trade payables and other liabilities approximates their fair value.
The following table represents carrying amount and fair value for the most relevant categories of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2017		2016
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities		732,947	732,947	790,377	790,377
Client financing		704,014	704,014	758,679	758,679
Dealer financing	19	28,933	28,933	31,698	31,698
Total		732,947	732,947	790,377	790,377

Debt	25	1,806,181	1,819,337	1,848,041	1,849,000